Inventories (Tables)	6 Months Ended
Jun. 30, 2022
Schedule Of Inventories
Schedule of inventories

	06.30.2022	12.31.2021
Crude oil	3,985	3,048
Oil products	3,252	2,495
Intermediate products	634	532
Natural gas and Liquefied Natural Gas (LNG)	617	349
Biofuels	23	19
Fertilizers	2	8
Total products	8,513	6,451
Materials, supplies and others (*)	999	804
Total	9,512	7,255
(*) It mainly comprises production supplies and operating materials used in the operations of the Company, stated at the average purchase cost, not exceeding replacement cost.